Financial Assets and Liabilities Fair Value - Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	€ 164
Principal paid on lease liabilities	(56)	€ (8)
Interest paid on lease liabilities	(9)	(2)
Total changes from financing cash flows	(65)	(10)
Effect of changes in foreign exchange rates	(370)
Interest charges	9	2
Acquired at Closing Date	10,345
Change in fair value	976
Capital increases		172
Total liability-related charges	10,960	174
Balance at end of period	11,059	164
Lease Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	164
Principal paid on lease liabilities	(56)	(8)
Interest paid on lease liabilities	(9)	(2)
Total changes from financing cash flows	(65)	(10)
Effect of changes in foreign exchange rates	10
Interest charges	9	2
Capital increases		172
Total liability-related charges	19	174
Balance at end of period	118	€ 164
Derivative Earnout Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Effect of changes in foreign exchange rates	(243)
Acquired at Closing Date	6,633
Change in fair value	663
Total liability-related charges	7,053
Balance at end of period	7,053
Derivative Warrant Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Effect of changes in foreign exchange rates	(137)
Acquired at Closing Date	3,712
Change in fair value	313
Total liability-related charges	3,888
Balance at end of period	€ 3,888